Exhibit 99.1

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-29-12	PAGE 1

A. DATES		Begin	End	# days
1	Determination Date		10/18/2012
2	Payment Date		10/22/2012
3	Collection Period	9/2/2012	9/29/2012	28
4	Monthly Interest Period - Actual	9/20/2012	10/21/2012	32
5	Monthly Interest - Scheduled			30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	—	—	—	—	—
7	Class A-2 Notes	360,000,000.00	234,546,632.49	—	35,202,356.44	199,344,276.05	0.5537341
8	Class A-3 Notes	335,000,000.00	335,000,000.00	—	—	335,000,000.00	1.0000000
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$661,546,632.49	$—	$35,202,356.44	$626,344,276.05

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$875,834,249.35			$840,631,892.91

13	NPV Lease Payments Receivable	512,808,838.38	272,070,417.80			253,325,426.90
14	NPV Base Residual	677,677,921.98	603,763,831.55			587,306,466.01

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.46125%	—	—	—	—
16	Class A-2 Notes		1.00000%	195,455.53	0.5429320	35,397,811.97	98.3272555
17	Class A-3 Notes		1.20000%	335,000.00	1.0000000	335,000.00	1.0000000
18	Class A-4 Notes		1.39000%	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities			637,022.19		35,839,378.63

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	16,096,141.67
20	Pull Ahead Waived Payments	82,385.04
21	Sales Proceeds - Early Terminations	19,015,676.50
22	Sales Proceeds - Scheduled Terminations	6,688,898.90
23	Security Deposits for Terminated Accounts	23,572.00
24	Excess Wear and Tear Received	35,289.17
25	Excess Mileage Charges Received	53,153.80
26	Other Recoveries Received	106,411.26

27	Subtotal: Total Collections	42,101,528.34

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	7,325.78

31	Total Available Funds, prior to Servicer Advances	42,108,854.12

32	Servicer Advance	—

33	Total Available Funds	42,108,854.12

34	Reserve Account Draw	—

35	Available for Distribution	42,108,854.12

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		729,861.87
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		637,022.19
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	40,736,970.05
49	Regular Principal Distribution Amount	35,202,356.44
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		35,202,356.44
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		5,534,613.61

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-29-12	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	661,546,632.49
55	Less: Aggregate Securitization Value (End of Collection Period)	(840,631,892.91)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	661,546,632.49
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(626,344,276.05)

61	Regular Principal Distribution Amount	35,202,356.44

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	840,631,892.91
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,287,616.86)

65	Targeted Note Balance	626,344,276.05

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	42,108,854.12
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	729,861.87
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	637,022.19
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	40,736,970.05
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	40,736,970.05

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,433.80
85	Initial Reserve Account Balance		5,952,433.80
86	Beginning Reserve Account Balance		5,952,433.80
87	Plus: Net Investment Income for the Collection Period		699.93

88	Subtotal: Reserve Fund Available for Distribution		5,953,133.73
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,953,133.73
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		699.93

93	Equals: Ending Reserve Account Balance		5,952,433.80

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	398	6,292,035.31
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(6,702,797.90)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(71,904.71)
99	Less: Excess Wear and Tear Received		(35,289.17)
100	Less: Excess Mileage Received		(53,153.80)

101	Current Period Net Residual Losses/(Gains)	398	(571,110.27)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	1,146	(1,755,569.59)
104	Current Period Net Residual Losses (Item 101)	398	(571,110.27)

105	Ending Cumulative Net Residual Losses	1,544	(2,326,679.86)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.20%

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-29-12	PAGE 3

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,190,486,760	840,631,893
109	Aggregate Base Residual Value			797,991,518	648,531,906
110	Number of Current Contracts			50,109	40,393
111	Weighted Average Lease Rate			3.10%	3.03%
112	Average Remaining Term			27.5	15.5
113	Average Original Term			39.1	39.0
114	Proportion of Base Prepayment Assumption Realized				165.74%
115	Actual Monthly Prepayment Speed				1.39%
116	Turn-in Ratio on Scheduled Terminations				84.67%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		41,744	947,624,934	875,834,249
118	Depreciation/Payments			(14,939,034)	(10,931,377)
119	Gross Credit Losses		(22)	(425,872)	(440,554)
120	Early Terminations - Regular		(833)	(17,258,602)	(16,072,239)
121	Early Terminations - Lease Pull Aheads		(98)	(1,560,680)	(1,466,151)
122	Scheduled Terminations - Returned to VCI	5,711,823	(337)	(5,633,493)	(5,367,137)
123	Scheduled Terminations - Purchased	990,974	(61)	(984,971)	(924,899)

124	Pool Balance - End of Period		40,393	906,822,282	840,631,893

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		39,902	830,593,980	98.81%
127	31 - 90 Days Delinquent		438	8,952,299	1.06%
128	91+ Days Delinquent		53	1,085,614	0.13%

129	Total		40,393	840,631,893	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			22	440,554
132	Aggregate Liquidation Proceeds on charged-off units				(215,791)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(19,978)

136	Current Period Aggregate Net Credit Losses/(Gains)			22	204,785

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			186	1,207,186
139	Current Period Net Credit Losses (Item 136)			22	204,785

140	Ending Cumulative Net Credit Losses			208	1,411,972

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.12%

					Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity				194
144	61 - 120 Days since Contract Maturity				8
145	121+ Days since Contract Maturity				1

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 09-29-12	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
11/20/2012	15,364,764
12/20/2012	20,453,443
1/20/2013	17,307,212
2/20/2013	16,504,459
3/20/2013	24,359,259
4/20/2013	31,109,301
5/20/2013	35,319,580
6/20/2013	29,531,069
7/20/2013	30,781,218
8/20/2013	31,600,515
9/20/2013	32,246,981
10/20/2013	37,039,626
11/20/2013	35,403,805
12/20/2013	37,636,683
1/20/2014	37,082,316
2/20/2014	40,552,822
3/20/2014	35,458,861
4/20/2014	33,856,971
5/20/2014	31,401,411
6/20/2014	31,802,652
7/20/2014	33,351,213
8/20/2014	30,824,720
9/20/2014	17,209,254
10/20/2014	20,478,811
11/20/2014	19,689,975
12/20/2014	24,851,064
1/20/2015	26,331,545
2/20/2015	8,991,414
3/20/2015	7,911,720
4/20/2015	8,351,023
5/20/2015	4,972,061
6/20/2015	5,883,692
7/20/2015	6,168,883
8/20/2015	5,898,344
9/20/2015	6,934,723
10/20/2015	6,245,856
11/20/2015	1,694,233
12/20/2015	15,137
1/20/2016	15,036
2/20/2016	242
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—

Total:	840,631,893

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month